Changes in Unearned Revenue (Detail) $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($)
Revenue from Contract with Customer [Abstract]
Balance, beginning of period	$ 53,813
Deferral of revenue	148,701
Recognition of unearned revenue	(142,330)
Balance, end of period	$ 60,184